CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2014	Dec. 31, 2013
Current Assets:
Cash and cash equivalents (Note 4)	$ 6,439,147	$ 2,975,837
Marketable securities (Notes 5 and 6)	175,541	318,442
Deposits, advances and other	353,742	159,194
Total current assets	6,968,430	3,453,473
Property, plant and equipment, net (Note 7)	12,440,654	19,303,296
Total assets	19,409,084	22,756,769
Current Liabilities:
Accounts payable and accrued expenses (Note 3)	3,928,608	615,273
Accrued interest	2,388	64,262
Convertible notes and interest notes (Note 11)	34,400,030	0
Total current liabilities	38,331,026	679,535
Convertible notes (Note 11)	1,042,000	23,998,658
Other (Note 11)	1,012,491	1,012,491
Total liabilities	40,385,517	25,690,684
SHAREHOLDERS' EQUITY
Common shares and equity units	289,326,172	289,149,413
Contributed Surplus (Note 11)	11,682,644	5,171,603
Warrants	543,915	543,915
Stock options (Note 9)	19,980,099	19,849,225
Accumulated deficit	(342,526,267)	(317,645,497)
Accumulated other comprehensive income (loss)	17,004	(2,574)
Total shareholders' deficit	(20,976,433)	(2,933,915)
Total liabilities and shareholders' equity	$ 19,409,084	$ 22,756,769